Warrants (Details) - Schedule of warrant activity	12 Months Ended
	Jul. 03, 2022 shares
Warrants (Details) - Schedule of warrant activity [Line Items]
Warrants outstanding,Beginning balance	17,225,692
Repurchased	(2,690,272)
Exercised	(14,526,719)	[1]
Redeemed	(8,701)
Warrants outstanding, Ending balance
Publicly traded warrants [Member]
Warrants (Details) - Schedule of warrant activity [Line Items]
Warrants outstanding,Beginning balance	11,827,864
Repurchased	(2,690,272)
Exercised	(9,128,891)	[1]
Redeemed	(8,701)
Warrants outstanding, Ending balance
Private Placement Warrants [Member]
Warrants (Details) - Schedule of warrant activity [Line Items]
Warrants outstanding,Beginning balance	3,778,480
Repurchased
Exercised	(3,778,480)	[1]
Redeemed
Warrants outstanding, Ending balance
Unvested Private Placement Warrant [Member]
Warrants (Details) - Schedule of warrant activity [Line Items]
Warrants outstanding,Beginning balance	1,619,348
Repurchased
Exercised	(1,619,348)	[1]
Redeemed
Warrants outstanding, Ending balance

[1]	As a result of exercising the warrants, 4,266,439 shares of Class A common stock were issued, of which 475,440 shares that were issued in exchange for unvested private placement warrants are subject to additional earnout provisions. Please refer to Note 13 — Earnouts for more details on the additional Earnout Shares.